Plant, Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Plant, Property and Equipment, Net [Abstract]
Schedule of Plant, Property and Equipment, Stated at Cost Less Accumulated Depreciation

Plant, property and equipment, stated at cost less accumulated depreciation, consisted of the following:

	As of December 31,
	2024	2023
Building	$28,882,829	$29,618,983
Machines	35,486,639	35,880,013
Vehicles	461,813	399,822
Electronic equipment	983,675	878,145
Furniture, fixtures and equipment	327,961	333,183
Leasehold improvements	400,264	397,421
Subtotal	66,543,181	67,507,567
Construction in progress	2,994,832	2,401,354
Less:
Accumulated depreciation	(9,034,739)	(4,347,670)
Plant, property and equipment, net	$60,503,274	$65,561,251